SALES (Tables)	12 Months Ended
Dec. 31, 2017
Sales Disclosure [Abstract]
SCHEDULE OF SALES BY PRODUCT TYPE
The Company’s sales by product categories for the years ended December 31, 2017, 2016 and 2015 are as follows:

	For the Years Ended
	December 31, 2017	December 31, 2016	December 31, 2015
	USD	USD	USD
Human Albumin	132,498,791	133,712,663	111,422,258
Immunoglobulin products:
Human Immunoglobulin for Intravenous Injection	117,511,797	117,891,410	125,136,104
Other Immunoglobulin products	50,147,328	40,105,561	22,518,554
Placenta Polypeptide	49,199,288	32,178,681	27,194,800
Others	21,049,636	17,281,111	10,186,186
Total	370,406,840	341,169,426	296,457,902